Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related party transactions
Related party transactions

7.Related party transactions

The Partnership pays an annual management fee to the Management Company, an entity under common control, as compensation for providing managerial services to the Partnership. The management fee will accrue beginning on the initial closing date of the Partnership and will be payable to the Management Company quarterly, in advance, calculated as of the first day of each fiscal quarter and prorated appropriately for partial quarters. Limited partners will be assessed one and one-half (1.5%) per annum of such limited partner’s aggregate capital commitment. For the three months ended September 30, 2022 and 2021, management fees were $919 thousand and $969 thousand, respectively. For the nine months ended September 30, 2022 and 2021, management fees were $2,808 thousand and $2,908 thousand, respectively. Management fees are included in general and administrative fees on the accompanying condensed combined statements of income.

As of September 30, 2022, the Partnership did not have any related party payables with the Management Company. As of December 31, 2021, the Partnership had a related party payable with the Management Company for organizational expenses incurred on behalf of the Partnership of $8 thousand, respectively, that was included in accrued expenses on the accompanying condensed combined balance sheets.

8.Related party transactions

The Partnership pays an annual management fee to the Management Company as compensation for providing managerial services to the Partnership. The management fee will accrue beginning on the initial closing date and will be payable to the Management Company quarterly, in advance, calculated as of the first day of each fiscal quarter and prorated appropriately for partial quarters. Limited partners will be assessed one and one-half (1.5%) per annum of such limited partner’s aggregate capital commitment. For the years ended December 31, 2021, 2020 and 2019, annual management fees were approximately $3,878,000.

As of December 31, 2021 and 2020, the Partnership had a related party payable with the Management Company for organizational expenses incurred on behalf of the Partnership of approximately $8,000 and $7,000 respectively, that was included in accrued expenses on the accompanying combined balance sheets. During the years ended December 31, 2021, 2020 and 2019, the organizational expenses incurred on behalf of the Partnership were approximately $223,000, $180,000 and $342,000, respectively.